Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets:
Non-current derivative assets	$ 168
Financial liabilities:
Current derivative liabilities	9,984	$ 10,695
Non-current derivative liabilities	8,495	19,358
Vessel	1,642,026	1,708,786	$ 1,677,488
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	51,589	52,583
Financial liabilities:
Long-term debt, current and non-current	1,003,211	1,036,118
Carrying Amount [Member] | Non-Recurring
Financial liabilities:
Vessel	48,156
Carrying Amount [Member] | Interest rate swap contracts [Member]
Financial assets:
Non-current derivative assets	168
Financial liabilities:
Current derivative liabilities	9,984	10,695
Non-current derivative liabilities	8,495	19,358
Fair Value [Member]
Financial assets:
Cash and cash equivalents	51,589	52,583
Financial liabilities:
Long-term debt, current and non-current	1,003,211	1,036,118
Fair Value [Member] | Non-Recurring
Financial liabilities:
Vessel	48,156
Fair Value [Member] | Interest rate swap contracts [Member]
Financial assets:
Non-current derivative assets	168
Financial liabilities:
Current derivative liabilities	9,984	10,695
Non-current derivative liabilities	$ 8,495	$ 19,358